Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' Equity - Company's shares (Table)

	As of December 31,
	2025	2024
Common shares	59,487,853	58,387,313
Treasury shares	1,221,061	1,551,061
Total Company’s shares	60,708,914	59,938,374